BUSINESS COMBINATIONS (Tables)	3 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

Consideration Paid:
Cash consideration	$400,000
Common stock issued	5,421,962
Convertible notes	278,000
Contingent purchase consideration	5,586,493
Total consideration	$11,686,455

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Cash and cash equivalents	$26,408
Inventory	65,734
Produced and licensed content cost	187,920
Goodwill and intangible assets	14,271,969
Accounts payable	(113,462)
Noncontrolling interest	(2,752,114)
Total identifiable assets acquired, and liabilities assumed	$11,686,455

As of March 31, 2022, the initial accounting for the acquisition remains incomplete as the Company expects to finalize the purchase price allocation and valuations by June 30, 2022 to conclude its fair value assessment of the assets acquired and liabilities assumed, including any separately identifiable intangible assets.

The Company’s results of operations for the three months ended March 31, 2022 include results of operations for Curiosity. No pro forma information is presented for the Company’s results of operations as if the acquisition of Curiosity had occurred on January 1, 2021 as results of its operations are not considered material to the condensed consolidated financial statements as of and for the three months ended March 31, 2021.